S000061604 [Member] Investment Objectives and Goals - iShares ESG Aware MSCI USA Small-Cap ETF	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® ESG AWARE MSCI USA SMALL-CAP ETF Ticker: ESMLStock Exchange: Cboe BZX
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The iShares ESG Aware MSCI USA Small-Cap ETF (the “Fund”) seeks to track the investment results of an optimized index designed to produce investment results comparable to a capitalization weighted index of small-capitalization U.S. companies, while reflecting a higher allocation to those companies with favorable environmental, social and governance (“ESG”) profiles (as determined by the index provider).